UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International
Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Semiannual report

Global / international equity funds

Delaware Emerging Markets Fund

Delaware Global Value Fund

Delaware International Value Equity Fund

May 31, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2014 to May 31, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*
Actual Fund return†
Class A	$1,000.00	$938.80	1.74%	$8.41
Class C	1,000.00	935.90	2.49%	12.02
Class R	1,000.00	937.80	1.99%	9.61
Institutional Class	1,000.00	940.00	1.49%	7.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.26	1.74%	$8.75
Class C	1,000.00	1,012.52	2.49%	12.49
Class R	1,000.00	1,015.01	1.99%	10.00
Institutional Class	1,000.00	1,017.50	1.49%	7.49
Delaware Global Value Fund Expense analysis of an investment of $1,000
	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*
Actual Fund return†
Class A	$1,000.00	$1,041.40	1.58%	$8.04
Class C	1,000.00	1,037.50	2.33%	11.84
Institutional Class	1,000.00	1,042.10	1.33%	6.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.58%	$7.95
Class C	1,000.00	1,013.31	2.33%	11.70
Institutional Class	1,000.00	1,018.30	1.33%	6.69

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

Beginning Account Value 12/1/14		Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*
Actual Fund return†
Class A	$1,000.00	$1,059.20	1.44%	$7.39
Class C	1,000.00	1,055.60	2.19%	11.22
Class R	1,000.00	1,058.10	1.69%	8.67
Institutional Class	1,000.00	1,061.00	1.19%	6.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.44%	$7.24
Class C	1,000.00	1,014.01	2.19%	11.00
Class R	1,000.00	1,016.50	1.69%	8.50
Institutional Class	1,000.00	1,019.00	1.19%	5.99

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	98.11%
Argentina	3.25%
Bahrain	0.06%
Brazil	11.67%
Canada	0.01%
Chile	0.72%
China/Hong Kong	27.34%
Cyprus	0.44%
France	0.90%
India	7.41%
Malaysia	0.61%
Mexico	6.74%
Netherlands	0.06%
Peru	0.51%
Poland	0.83%
Republic of Korea	20.65%
Russia	6.41%
South Africa	1.38%
Taiwan	4.88%
Thailand	0.71%
Turkey	2.36%
United Kingdom	0.07%
United States	1.10%

Preferred Stock	3.04%

Exchange-Traded Fund	0.53%

Participation Notes	0.00%

Total Value of Securities	101.68%

Liabilities Net of Receivables and Other Assets	(1.68%)

Total Net Assets	100.00%

Common stock, participation notes and preferred stock by sector²	Percentage of net assets

Consumer Discretionary	6.98%
Consumer Staples	9.93%
Energy	15.22%
Financials	13.55%
Healthcare	0.81%
Industrials	5.06%
Information Technology*	29.69%
Materials	3.88%
Telecommunication Service	15.76%
Utilities	0.27%

Total	101.15%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, electronics, internet, semiconductors, and software. As of May 31, 2015, such amounts, as a percentage of total net assets, were 1.89%, 17.52%, 10.04%, and 0.24%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware Global Value Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	98.63%
Australia	1.21%
Canada	5.77%
France	6.12%
Germany	1.77%
Indonesia	1.12%
Israel	3.01%
Italy	2.42%
Japan	13.58%
Netherlands	3.39%
Russia	0.99%
Sweden	1.85%
Switzerland	3.33%
United Kingdom	7.53%
United States	46.54%

Short-Term Investments	0.23%

Securities Lending Collateral	2.73%

Total Value of Securities	101.59%

Obligation to Return Securities Lending Collateral	(2.73%)

Receivables and Other Assets Net of Liabilities	1.14%

Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	13.26%
Consumer Staples	8.62%
Energy	6.26%
Financials	22.28%
Healthcare	12.92%
Industrials	15.44%
Information Technology	13.43%
Materials	1.44%
Telecommunication Services	4.98%

Total	98.63%

Security type / country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	96.51%
Australia	1.30%
Canada	6.34%
China/Hong Kong	5.75%
Denmark	1.97%
France	15.80%
Germany	3.95%
Indonesia	1.23%
Israel	4.21%
Italy	2.75%
Japan	23.59%
Netherlands	4.41%
Norway	0.18%
Russia	1.16%
Sweden	5.24%
Switzerland	7.00%
United Kingdom	11.63%

Short-Term Investments	3.13%

Securities Lending Collateral	4.39%

Total Value of Securities	104.03%

Obligation to Return Securities Lending Collateral	(4.39%)

Receivables and Other Assets Net of Liabilities	0.36%

Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	14.74%
Consumer Staples	10.65%
Energy	5.88%
Financials	19.19%
Healthcare	12.80%
Industrials	15.15%
Information Technology	6.39%
Materials	4.28%
Telecommunication Services	6.22%
Utilities	1.21%

Total	96.51%

Schedules of investments
Delaware Emerging Markets Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.11%Δ

Argentina – 3.25%
Arcos Dorados Holdings Class A @	3,864,818	$21,295,147
Cresud ADR @†	1,459,225	19,334,731
Grupo Clarin Class B GDR 144A #@=	353,200	6,363,681
IRSA Inversiones y Representaciones ADR @	867,000	15,632,010
MercadoLibre	80,000	11,610,400
YPF ADR	400,000	11,108,000

		85,343,969

Bahrain – 0.06%
Aluminum Bahrain GDR 144A #@	221,400	1,444,679

		1,444,679

Brazil – 11.67%
AES Tiete	597,480	2,727,834
B2W Cia Digital @†	5,402,365	41,769,203
Banco Santander Brasil ADR @	4,615,300	22,938,041
Braskem ADR	411,400	3,340,568
BRF ADR	1,000,000	20,210,000
Centrais Eletricas Brasileiras	2,140,204	4,439,031
Cia Siderurgica Nacional ADR	1,200,000	2,292,000
Gerdau @	2,764,900	6,541,575
Gol Linhas Aereas Inteligentes ADR	4,800,000	11,856,000
Hypermarcas †	5,200,000	35,570,617
Itau Unibanco Holding ADR	4,100,000	43,870,000
Petroleo Brasileiro ADR †	4,000,000	33,400,000
Rumo Logistica Operadora Multimodal †	14,396,515	5,737,103
Telefonica Brasil ADR	2,699,863	37,987,072
Tim Participacoes ADR	2,300,000	34,178,000

		306,857,044

Canada – 0.01%
Gran Tierra Energy †	134,900	391,210

		391,210

Chile – 0.72%
Latam Airlines Group ADR †	300,000	2,526,000
Sociedad Quimica y Minera de Chile ADR	841,749	16,439,358

		18,965,358

China/Hong Kong – 27.34%
Alibaba Group Holding ADR †	170,000	15,184,400
Baidu ADR †	460,000	90,804,000
China Mengniu Dairy	4,060,000	23,170,677
China Mobile	3,500,000	46,052,396
China Mobile ADR	869,300	57,147,782
China Petroleum & Chemical	38,000,000	33,338,207
China Telecom	20,000,000	13,548,176

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
Fosun International	2,886,500	$7,425,581
Guangshen Railway	11,000,000	7,244,072
Hollysys Automation Technologies	550,000	14,003,000
Kunlun Energy	15,000,000	16,259,425
PetroChina Class H	36,000,000	42,471,420
Qihoo 360 Technology ADR †	200,000	10,410,000
Qunar Cayman Islands ADR †	236,682	10,435,309
Shanda Games ADR †	774,110	5,383,935
SINA †	1,600,000	65,168,000
Sinofert Holdings †	14,000,000	3,618,706
Sinotrans	15,326,332	11,928,718
Sohu.com @†	1,550,000	98,704,000
Tencent Holdings	2,000,000	39,886,346
Tianjin Development Holdings @	15,559,550	15,617,493
TravelSky Technology	572,000	989,460
Uni-President China Holdings @	46,917,600	46,412,030
Weibo ADR †	200,000	3,170,000
Youku Tudou ADR †	1,500,000	40,455,000

		718,828,133

Cyprus – 0.44%
QIWI ADR	385,284	11,643,282

		11,643,282

France – 0.90%
Sanofi ADR	430,000	21,246,300
Vallourec	99,235	2,453,584

		23,699,884

India – 7.41%
ICICI Bank	5,500,000	27,313,177
Indiabulls Real Estate GDR †	102,021	93,281
Rattanindia Infrastructure GDR †	300,961	10,150
Reliance Capital	2,150,000	13,288,327
Reliance Communications †	10,114,849	10,778,695
Reliance Industries	6,400,000	87,967,695
Reliance Industries GDR 144A #	1,451,526	40,352,423
Tata Chemicals @	2,198,589	14,890,204

		194,693,952

Malaysia – 0.61%
Hong Leong Bank @	3,059,889	11,388,715
UEM Sunrise @	17,000,000	4,768,237

		16,156,952

Mexico – 6.74%
America Movil Class L ADR	1,500,000	31,500,000

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Mexico (continued)
Cemex ADR †	2,080,000	$19,344,000
Empresas ICA †	4,500,000	3,797,283
Fomento Economico Mexicano ADR	146,122	12,990,246
Grupo Financiero Santander
Mexico Class B ADR	2,500,000	23,650,000
Grupo Lala	3,120,000	6,507,980
Grupo Televisa ADR	2,100,000	79,485,000

		177,274,509

Netherlands – 0.06%
Vimpelcom ADR	252,975	1,570,975

		1,570,975

Peru – 0.51%
Cia de Minas Buenaventura ADR	1,200,000	13,440,000

		13,440,000

Poland – 0.83%
Jastrzebska Spolka Weglowa †	254,155	1,010,522
Orange Polska	7,500,000	20,804,045

		21,814,567

Republic of Korea – 20.65%
Daum Communications	60,000	6,307,677
E-Mart	70,000	15,441,002
Hite Jinro	680,000	13,064,588
Hyundai Motor	150,000	21,207,656
KB Financial Group ADR	1,063,369	38,121,779
KCC @	118,000	57,985,708
KT ADR †	1,000,000	13,080,000
LG Display ADR	21,331	281,783
LG Uplus	1,840,040	15,365,059
Lotte Chilsung Beverage @	21,718	49,903,076
Lotte Confectionery @	10,226	18,401,879
Samsung Electronics	120,000	140,438,902
Samsung Life Insurance	500,000	50,245,097
Samsung SDI	88,860	9,726,774
Shinhan Financial Group	400,000	14,896,716
SK Telecom ADR	3,204,700	78,322,868

		542,790,564

Russia – 6.41%
Chelyabinsk Zinc Plant GDR @†	143,300	1,261,427
Enel OGK-5 GDR	21,161	18,266
Etalon Group GDR 144A #@=	1,616,300	3,628,594
Gazprom ADR	4,000,000	21,479,284
Lukoil ADR	170,000	8,115,800

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Russia (continued)
Lukoil ADR (London International Exchange)	99,144	$4,758,971
MegaFon GDR	450,000	6,907,500
Mobile TeleSystems ADR	1,200,000	12,552,000
Rosneft GDR	7,730,000	35,393,235
Sberbank of Russia =	12,000,000	16,839,131
Sberbank of Russia ADR @	1,400,000	7,923,583
Surgutneftegas ADR	500,000	3,038,106
Volga Territorial Generating †	36,096	483
X5 Retail Group GDR †	526,952	10,294,090
Yandex Class A †	2,010,000	36,240,300

		168,450,770

South Africa – 1.38%
Sasol	400,000	14,146,455
Sun International	290,543	2,979,413
Tongaat Hulett @	838,307	9,124,119
Vodacom Group	900,000	9,907,336

		36,157,323

Taiwan – 4.88%
Hon Hai Precision Industry	11,000,000	35,299,851
MediaTek	3,800,000	50,901,809
Taiwan Semiconductor Manufacturing	7,000,000	33,154,536
United Microelectronics	20,000,000	9,003,387

		128,359,583

Thailand – 0.71%
Airports of Thailand-Foreign	700,000	6,186,240
Bangkok Bank-Foreign	2,300,000	12,388,298

		18,574,538

Turkey – 2.36%
Akbank	10,000,000	29,763,054
Turk Telekomunikasyon	951,192	2,482,364
Turkcell Iletisim Hizmetleri ADR	2,000,000	22,040,000
Turkiye Sise ve Cam Fabrikalari	5,781,095	7,728,311

		62,013,729

United Kingdom – 0.07%
Griffin Mining @†	3,056,187	1,821,660

		1,821,660

United States – 1.10%
SunEdison †	251,600	7,540,452
Yahoo †	500,000	21,467,500

		29,007,952

Total Common Stock (cost $2,689,783,834)		2,579,300,633

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)

Preferred Stock – 3.04%Δ

Brazil – 1.52%
Braskem Class A 4.55%	1,049,994	$4,256,777
Petroleo Brasileiro Class A ADR †	4,000,000	30,920,000
Usinas Siderurgicas de Minas Gerais SA 0.67%	3,000,000	4,744,422

		39,921,199

Republic of Korea – 0.87%
Samsung Electronics 1.91%	23,662	22,850,432

		22,850,432

Russia – 0.65%
AK Transneft =†	7,239	17,061,639

		17,061,639

Total Preferred Stock (cost $58,959,955)		79,833,270

Exchange-Traded Fund – 0.53%

iShares MSCI Turkey	300,500	14,063,400

Total Exchange-Traded Fund (cost $13,682,561)		14,063,400

Participation Notes – 0.00%

Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0

Total Participation Notes (cost $8,559,056)		0

Total Value of Securities – 101.68% (cost $2,770,985,406)		$2,673,197,303

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $51,789,377, which represents 1.97% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $477,149,792, which represents 18.15% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2015, the aggregate value of fair valued securities was $43,893,045, which represents 1.67% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 5 in “Security type / country and sector allocations.”

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Global Value Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.63%Δ

Australia – 1.21%
Coca-Cola Amatil	38,645	$296,964

		296,964

Canada – 5.77%
CGI Group Class A †	16,643	704,616
Suncor Energy	12,900	376,850
WestJet Airlines @	10,502	227,714
Yamana Gold	30,902	111,012

		1,420,192

France – 6.12%
AXA	16,698	419,597
Sanofi	5,337	525,638
TOTAL	5,022	253,461
Vinci	5,156	305,723

		1,504,419

Germany – 1.77%
STADA Arzneimittel *	12,535	435,707

		435,707

Indonesia – 1.12%
Bank Rakyat Indonesia Persero	309,531	275,242

		275,242

Israel – 3.01%
Teva Pharmaceutical Industries ADR	12,300	739,230

		739,230

Italy – 2.42%
Saipem *†	15,191	193,203
UniCredit	57,175	401,177

		594,380

Japan – 13.58%
East Japan Railway	4,800	437,475
ITOCHU	25,653	344,810
Japan Tobacco	15,500	562,540
Mitsubishi UFJ Financial Group	34,354	253,340
Nippon Telegraph & Telephone	7,568	523,442
Nitori Holdings	5,514	423,334
Sumitomo Rubber Industries	25,400	446,636
Toyota Motor	5,050	348,380

		3,339,957

Netherlands – 3.39%
ING Groep CVA	35,702	589,550
Koninklijke Philips	8,982	244,740

		834,290

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Russia – 0.99%
Mobile TeleSystems ADR	23,400	$244,764

		244,764

Sweden – 1.85%
Tele2 Class B	38,764	456,230

		456,230

Switzerland – 3.33%
Aryzta †	12,914	818,734

		818,734

United Kingdom – 7.53%
Meggitt	46,321	360,948
Playtech	22,968	291,643
Rio Tinto	5,540	242,281
Standard Chartered	32,211	515,325
Tesco	135,578	442,049

		1,852,246

United States – 46.54%
American Airlines Group	10,900	461,833
Apple	7,200	938,016
Caterpillar	5,800	494,856
Cintas	5,500	473,495
Delphi Automotive	5,700	495,786
Goldman Sachs Group	3,200	659,808
Halliburton	11,000	499,400
International Business Machines	1,700	288,405
Johnson & Johnson	4,400	440,616
JPMorgan Chase	9,100	598,598
Lowe’s	5,700	398,886
Mylan †	7,800	566,514
NASDAQ OMX Group	13,500	698,625
National Oilwell Varco *	4,400	216,436
Omnicom Group	5,200	387,556
Oracle	14,200	617,558
Pfizer	13,500	469,125
Target	4,700	372,804
Travelers	4,600	465,152
Viacom Class B	5,800	387,904
Wells Fargo	10,800	604,368
WESCO International *†	6,200	445,532
Western Union	21,100	463,145

		11,444,418

Total Common Stock (cost $20,572,424)		24,256,773

Schedules of investments

Delaware Global Value Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.23%

Discount Notes – 0.23%≠
Federal Home Loan Bank
0.05% 6/1/15	29,460	$29,460
0.065% 6/5/15	13,043	13,043
0.08% 7/17/15	5,902	5,902
0.08% 7/22/15	7,870	7,870

		56,275

Total Short-Term Investments (cost $56,274)		56,275

Total Value of Securities Before Securities Lending Collateral – 98.86%
(cost $20,628,698)		24,313,048

	Number of shares

Securities Lending Collateral – 2.73%**

Investment Company
Delaware Investments Collateral Fund No.1	671,486	671,486

Total Securities Lending Collateral (cost $671,486)		671,486

Total Value of Securities – 101.59% (cost $21,300,184)		$24,984,534■

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $227,714, which represents 0.93% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $1,284,565 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 7 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at May 31, 2015:1

Foreign Currency Exchange Contracts

	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Counterparty
BNYM	AUD	(5,614)	USD	4,292	6/3/15	$2
BNYM	CAD	(22,252)	USD	17,800	6/2/15	(83)
BNYM	CHF	(11,395)	USD	12,037	6/1/15	(88)
BNYM	EUR	(44,960)	USD	49,029	6/1/15	(356)
BNYM	GBP	(17,629)	USD	26,957	6/1/15	14
BNYM	JPY	(6,325,219)	USD	50,932	6/3/15	(35)
BNYM	SEK	(55,693)	USD	6,554	6/1/15	24

						$(522)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BNYM – BNY Mellon

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound Sterling

JPY – Japanese Yen

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Value Equity Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.51%Δ

Australia – 1.30%
Coca-Cola Amatil	459,465	$3,530,714

		3,530,714

Canada – 6.34%
AuRico Gold	452,229	1,497,375
CGI Group Class A †	193,573	8,195,311
Suncor Energy	136,700	3,993,446
WestJet Airlines @	112,690	2,443,443
Yamana Gold	302,872	1,088,032

		17,217,607

China/Hong Kong – 5.75%
CNOOC	3,066,000	4,772,780
Techtronic Industries	1,140,500	3,920,769
Yue Yuen Industrial Holdings	2,015,000	6,917,928

		15,611,477

Denmark – 1.97%
Carlsberg Class B	58,180	5,342,963

		5,342,963

France – 15.80%
AXA	374,352	9,406,935
Kering *	18,724	3,285,563
Publicis Groupe	32,837	2,623,875
Rexel	153,002	2,802,668
Sanofi	87,112	8,579,610
Teleperformance	83,026	6,115,587
TOTAL	79,172	3,995,815
Vinci	102,989	6,106,697

		42,916,750

Germany – 3.95%
Deutsche Post	193,624	5,851,800
STADA Arzneimittel *	140,377	4,879,396

		10,731,196

Indonesia – 1.23%
Bank Rakyat Indonesia Persero	3,768,900	3,351,392

		3,351,392

Israel – 4.21%
Teva Pharmaceutical Industries ADR	190,100	11,425,010

		11,425,010

Italy – 2.75%
Saipem *†	212,627	2,704,246
UniCredit	680,290	4,773,360

		7,477,606

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan – 23.59%
East Japan Railway	75,844	$6,912,472
ITOCHU	584,660	7,858,600
Japan Tobacco	168,500	6,115,358
Mitsubishi UFJ Financial Group	1,516,457	11,182,960
Nippon Telegraph & Telephone	126,228	8,730,583
Nitori Holdings	113,594	8,721,118
Sumitomo Rubber Industries	285,900	5,027,296
Toyota Motor	138,300	9,540,772

		64,089,159

Netherlands – 4.41%
ING Groep CVA	403,463	6,662,412
Koninklijke Philips	195,501	5,326,975

		11,989,387

Norway – 0.18%
Subsea 7 *	47,962	502,418

		502,418

Russia – 1.16%
Mobile TeleSystems ADR	300,600	3,144,276

		3,144,276

Sweden – 5.24%
Nordea Bank	706,633	9,199,208
Tele2 Class B	427,119	5,026,950

		14,226,158

Switzerland – 7.00%
Aryzta †	143,667	9,108,336
Novartis	96,415	9,894,698

		19,003,034

United Kingdom – 11.63%
Meggitt	494,591	3,854,012
National Grid	228,550	3,272,477
Playtech	240,112	3,048,897
Rexam	593,309	5,065,593
Rio Tinto	90,939	3,977,039
Standard Chartered	471,896	7,549,590
Tesco	1,477,974	4,818,895

		31,586,503

Total Common Stock (cost $235,436,165)		262,145,650

Schedules of investments

Delaware International Value Equity Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.13%

Discount Notes – 0.55%≠
Federal Home Loan Bank
0.05% 6/1/15	525,150	$525,150
0.065% 6/5/15	232,506	232,506
0.075% 6/4/15	191,404	191,403
0.075% 6/29/15	191,404	191,402
0.095% 7/14/15	363,667	363,654

		1,504,115

Repurchase Agreements – 2.58%
Bank of America Merrill Lynch
0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $2,482,620 (collateralized by U.S. government obligations 0.50%–1.375% 7/31/16–2/29/20; market value $2,532,264)	2,482,611	2,482,611
Bank of Montreal
0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $2,068,857 (collateralized by U.S. government obligations 0.00%–9.125% 11/12/15–5/15/45; market value $2,110,220)	2,068,843	2,068,843
BNP Paribas
0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $2,451,564 (collateralized by U.S. government obligations 0.00%–8.75% 7/23/15–5/15/45; market value $2,500,577)	2,451,546	2,451,546

		7,003,000

Total Short-Term Investments (cost $8,507,074)		8,507,115

Total Value of Securities Before Securities Lending Collateral – 99.64% (cost $243,943,239)		270,652,765

	Number of shares

Securities Lending Collateral – 4.39%**

Investment Company
Delaware Investments Collateral Fund No.1	11,931,748	11,931,748

Total Securities Lending Collateral (cost $11,931,748)		11,931,748

Total Value of Securities – 104.03% (cost $255,874,987)		$282,584,513■

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $2,443,443, which represents 0.90% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $10,846,386 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 9 in “Security type / country and sector allocations.”

Summary of abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

May 31, 2015 (Unaudited)

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund
Assets:
Investments, at value[1,2]	$2,673,197,303	$24,256,773	$262,145,650
Short-term investments, at value[3]	—	56,275	8,507,115
Short-term investments held as collateral for loaned securities, at value[4]	—	671,486	11,931,748
Foreign currencies, at value[5]	22,530	—	8
Cash	—	—	108,845
Receivable for fund shares sold	7,777,387	10,302	345,785
Dividends and interest receivable	6,351,426	83,476	1,376,845
Receivable for securities sold	76,570	353,684	—
Securities lending income receivable	—	27	263
Unrealized appreciation on foreign currency exchange contracts	—	40	—

Total assets	2,687,425,216	25,432,063	284,416,259

Liabilities:
Cash overdraft	48,197,086	87,411	—
Payable for fund shares redeemed	2,631,691	13,929	357,508
Obligation to return securities lending collateral	—	671,486	11,931,748
Investment management fees payable	2,701,842	14,853	199,694
Other accrued expenses	1,628,517	40,498	241,299
Distribution fees payable	242,729	8,316	42,570
Other affiliates payable	166,479	2,246	15,868
Trustees’ fees and expenses payable	19,103	175	1,931
Unrealized depreciation on foreign currency exchange contracts	—	562	—
Deferred capital gain tax	2,714,059	—	—

Total liabilities	58,301,506	839,476	12,790,618

Total Net Assets	$2,629,123,710	$24,592,587	$271,625,641

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund
Net Assets Consist of:
Paid-in capital	$2,801,106,686	$42,492,712	$422,813,288
Undistributed (distributions in excess of) net investment income	(40,451,584)	110,902	2,598,910
Accumulated net realized loss on investments	(31,017,569)	(21,691,711)	(180,462,155)
Net unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	(100,513,823)	3,680,684	26,675,598

Total Net Assets	$2,629,123,710	$24,592,587	$271,625,641

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund
Net Asset Value
Class A:
Net assets	$362,342,138	$16,905,612	$75,384,372
Shares of beneficial interest outstanding, unlimited authorization, no par	24,675,654	1,392,690	5,367,761
Net asset value per share	$14.68	$12.14	$14.04
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$15.58	$12.88	$14.90

Class C:
Net assets	$175,303,827	$5,264,640	$29,479,415
Shares of beneficial interest outstanding, unlimited authorization, no par	12,688,849	442,165	2,131,743
Net asset value per share	$13.82	$11.91	$13.83

Class R:
Net assets	$21,476,333	$—	$1,816,405
Shares of beneficial interest outstanding, unlimited authorization, no par	1,449,395	—	129,733
Net asset value per share	$14.82	$—	$14.00

Institutional Class:
Net assets	$2,070,001,412	$2,422,335	$164,945,449
Shares of beneficial interest outstanding, unlimited authorization, no par	140,022,055	198,888	11,700,565
Net asset value per share	$14.78	$12.18	$14.10

[1]Investments, at cost	$2,770,985,406	$20,572,424	$235,436,165
[2]Including securities on loan	—	1,284,565	10,846,386
[3]Short-term investments, at cost	—	56,274	8,507,074
[4]Short-term investments held as collateral for loaned securities, at cost	—	671,486	11,931,748
[5]Foreign currencies, at cost	32,218	—	8

See accompanying notes, which are an integral part of the financial statements.

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Statements of operations

Delaware International Funds	Six months ended May 31, 2015 (Unaudited)

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund

Investment Income:
Dividends	$26,243,299	$347,828	$5,014,081
Interest	1,478	133	1,143
Securities lending income	—	818	8,531
Foreign tax withheld	(3,154,443)	(26,930)	(560,918)

	23,090,334	321,849	4,462,837

Expenses:
Management fees	15,748,358	103,658	1,155,319
Distribution expenses – Class A	457,471	20,763	91,570
Distribution expenses – Class C	891,348	27,183	141,941
Distribution expenses – Class R	43,587	—	5,111
Dividend disbursing and transfer agent fees and expenses	2,091,536	20,014	235,745
Reports and statements to shareholders	590,528	9,068	59,633
Custodian fees	551,767	2,475	34,493
Accounting and administration expenses	440,494	3,883	43,282
Registration fees	200,277	28,459	34,410
Legal fees	133,961	1,122	14,464
Trustees’ fees and expenses	67,235	590	6,588
Audit and tax	45,875	17,047	17,099
Other	49,680	5,314	9,881

	21,312,117	239,576	1,849,536
Less expenses waived	—	(30,011)	—
Less expense paid indirectly	(565)	(21)	(88)

Total operating expenses	21,311,552	209,544	1,849,448

Net Investment Income	1,778,782	112,305	2,613,389

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(25,934,425)	$1,140,478	$12,094,728
Foreign currencies	(342,636)	(2,536)	(261,692)
Foreign currency exchange contracts	74,792	(1,290)	190,632

Net realized gain (loss)	(26,202,269)	1,136,652	12,023,668

Net change in unrealized appreciation (depreciation) of:
Investments	(169,502,731)	(290,435)	741,199
Foreign currencies	90,302	(251)	10,809
Foreign currency exchange contracts	(57,358)	(522)	—
Deferred capital gain tax	3,067,783	—	—

Net change in unrealized appreciation (depreciation)	(166,402,004)	(291,208)	752,008

Net Realized and Unrealized Gain (Loss)	(192,604,273)	845,444	12,775,676

Net Increase (Decrease) in Net Assets Resulting from Operations	$(190,825,491)	$957,749	$15,389,065

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months
	ended
	5/31/15	Year ended
	(Unaudited)	11/30/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,778,782	$4,050,838
Net realized gain (loss)	(26,202,269)	67,823,382
Net change in unrealized appreciation (depreciation)	(166,402,004)	(98,384,034)

Net decrease in net assets resulting from operations	(190,825,491)	(26,509,814)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,603,965)	(3,652,148)
Class B	—	(1,305)
Class C	—	(142,676)
Class R	(21,450)	(26,825)
Institutional Class	(15,526,144)	(18,983,668)

Net realized gain:
Class A	(8,587,729)	—
Class C	(4,512,983)	—
Class R	(324,539)	—
Institutional Class	(50,972,575)	—

	(81,549,385)	(22,806,622)

Capital Share Transactions:
Proceeds from shares sold:
Class A	57,750,010	236,965,336
Class B	—	5,365
Class C	16,047,404	59,258,608
Class R	10,756,544	12,425,595
Institutional Class	423,797,504	1,326,279,522

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,332,667	3,427,396
Class B	—	1,061
Class C	4,336,236	135,639
Class R	345,702	26,766
Institutional Class	48,825,603	11,594,662

	571,191,670	1,650,119,950

	Six months
	ended
	5/31/15	Year ended
	(Unaudited)	11/30/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(93,104,236)	$(317,613,494)
Class B	—	(2,060,969)
Class C	(26,061,147)	(38,048,822)
Class R	(2,604,504)	(3,376,234)
Institutional Class	(648,421,169)	(800,152,351)

	(770,191,056)	(1,161,251,870)

Increase (decrease) in net assets derived from capital share transactions	(198,999,386)	488,868,080

Net Increase (Decrease) in Net Assets	(471,374,262)	439,551,644

Net Assets:
Beginning of period	3,100,497,972	2,660,946,328

End of period	$2,629,123,710	$3,100,497,972

Distributions in excess of net investment income	$(40,451,584)	$(25,078,807)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Global Value Fund

	Six months
	ended
	5/31/15	Year ended
	(Unaudited)	11/30/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$112,305	$108,871
Net realized gain	1,136,652	3,007,127
Net change in unrealized appreciation (depreciation)	(291,208)	(1,982,194)

Net increase in net assets resulting from operations	957,749	1,133,804

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(75,086)	(106,910)
Institutional Class	(15,983)	(17,636)

	(91,069)	(124,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	744,181	2,248,966
Class B	—	345
Class C	532,109	487,839
Institutional Class	165,962	573,978

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	70,874	101,819
Institutional Class	13,960	16,383

	1,527,086	3,429,330

	Six months
	ended
	5/31/15	Year ended
	(Unaudited)	11/30/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,442,352)	$(3,013,577)
Class B	—	(1,229,702)
Class C	(831,455)	(1,220,397)
Institutional Class	(186,066)	(452,307)

	(2,459,873)	(5,915,983)

Decrease in net assets derived from capital share transactions	(932,787)	(2,486,653)

Net Decrease in Net Assets	(66,107)	(1,477,395)

Net Assets:
Beginning of period	24,658,694	26,136,089

End of period	$24,592,587	$24,658,694

Undistributed net investment income	$110,902	$89,666

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,613,389	$6,099,593
Net realized gain	12,023,668	12,122,621
Net change in unrealized appreciation (depreciation)	752,008	(29,089,888)

Net increase (decrease) in net assets resulting from operations	15,389,065	(10,867,674)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,451,334)	(1,058,838)
Class B	—	(6,962)
Class C	(350,383)	(120,167)
Class R	(39,553)	(23,230)
Institutional Class	(3,998,536)	(2,208,546)

	(5,839,806)	(3,417,743)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,484,152	14,927,742
Class B	—	1,215
Class C	2,578,739	2,398,591
Class R	155,768	322,591
Institutional Class	22,762,138	72,579,330

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,411,154	1,033,504
Class B	—	6,879
Class C	337,636	116,294
Class R	39,553	23,229
Institutional Class	3,967,791	2,190,119

	36,736,931	93,599,494

	Six months
	ended
	5/31/15	Year ended
	(Unaudited)	11/30/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,399,214)	$(42,480,531)
Class B	—	(1,991,338)
Class C	(3,224,570)	(5,900,316)
Class R	(760,504)	(819,860)
Institutional Class	(49,148,374)	(62,606,876)

	(61,532,662)	(113,798,921)

Decrease in net assets derived from capital share transactions	(24,795,731)	(20,199,427)

Net Decrease in Net Assets	(15,246,472)	(34,484,844)

Net Assets:
Beginning of period	286,872,113	321,356,957

End of period	$271,625,641	$286,872,113

Undistributed net investment income	$2,598,910	$5,825,327

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 16.080	$16.230	$13.500	$13.050	$14.860	$12.880

(0.001)	0.008	0.023	0.077	0.094	0.151
(0.986)	(0.041)	2.816	0.642	(1.819)	1.834

(0.987)	(0.033)	2.839	0.719	(1.725)	1.985

(0.065)	(0.117)	(0.109)	(0.130)	(0.085)	(0.005)
(0.348)	—	—	(0.139)	—	—

(0.413)	(0.117)	(0.109)	(0.269)	(0.085)	(0.005)

$ 14.680	$16.080	$16.230	$13.500	$13.050	$14.860

(6.12%)	(0.20% )	21.16%	5.67%	(11.70% )	15.42%

$362,342	$423,620	$498,686	$470,670	$542,207	$546,275
1.74%	1.69%	1.71%	1.70%	1.78%	1.85%
1.74%	1.69%	1.75%	1.75%	1.83%	1.90%
(0.01%)	0.01%	0.16%	0.59%	0.63%	1.10%
(0.01%)	0.01%	0.12%	0.54%	0.58%	1.05%
8%	26%	24%	15%	19%	27%

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 15.140	$15.300	$12.740	$12.320	$14.050	$12.270

(0.053)	(0.116)	(0.083)	(0.020)	(0.017)	0.046
(0.919)	(0.032)	2.660	0.605	(1.713)	1.734

(0.972)	(0.148)	2.577	0.585	(1.730)	1.780

—	(0.012)	(0.017)	(0.026)	—	—
(0.348)	—	—	(0.139)	—	—

(0.348)	(0.012)	(0.017)	(0.165)	—	—

$ 13.820	$15.140	$15.300	$12.740	$12.320	$14.050

(6.41%)	(0.97% )	20.25%	4.85%	(12.31% )	14.51%

$175,304	$198,428	$180,168	$155,040	$194,124	$222,957
2.49%	2.44%	2.46%	2.45%	2.53%	2.60%
(0.76%)	(0.74% )	(0.59% )	(0.16% )	(0.12% )	0.35%
8%	26%	24%	15%	19%	27%

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$16.200	$16.350	$13.600	$13.140	$14.960	$13.010

(0.019)	(0.055)	(0.014)	0.044	0.056	0.123
(0.990)	(0.018)	2.839	0.649	(1.833)	1.832

(1.009)	(0.073)	2.825	0.693	(1.777)	1.955

(0.023)	(0.077)	(0.075)	(0.094)	(0.043)	(0.005)
(0.348)	—	—	(0.139)	—	—

(0.371)	(0.077)	(0.075)	(0.233)	(0.043)	(0.005)

$14.820	$16.200	$16.350	$13.600	$13.140	$14.960

(6.22%)	(0.44% )	20.86%	5.41%	(11.93% )	15.03%

$21,476	$14,173	$5,282	$2,691	$1,500	$440
1.99%	1.94%	1.96%	1.95%	2.03%	2.10%
1.99%	1.94%	2.04%	2.05%	2.13%	2.20%
(0.26%)	(0.24% )	(0.09% )	0.34%	0.38%	0.85%
(0.26%)	(0.24% )	(0.17% )	0.24%	0.28%	0.75%
8%	26%	24%	15%	19%	27%

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 16.210	$16.360	$13.600	$13.160	$14.970	$12.980

0.017	0.039	0.061	0.111	0.131	0.190
(0.993)	(0.035)	2.841	0.635	(1.821)	1.831

(0.976)	0.004	2.902	0.746	(1.690)	2.021

(0.106)	(0.154)	(0.142)	(0.167)	(0.120)	(0.031)
(0.348)	—	—	(0.139)	—	—

(0.454)	(0.154)	(0.142)	(0.306)	(0.120)	(0.031)

$ 14.780	$16.210	$16.360	$13.600	$13.160	$14.970

(6.00%)	0.04%	21.50%	5.86%	(11.42% )	15.69%

$2,070,002	$2,464,277	$1,974,807	$1,217,065	$1,672,668	$655,310
1.49%	1.44%	1.46%	1.45%	1.53%	1.60%
0.24%	0.26%	0.41%	0.84%	0.88%	1.35%
8%	26%	24%	15%	19%	27%

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$11.710	$11.270	$9.010	$8.310	$8.300	$8.050

0.062	0.067	0.075	0.093	0.101	0.067
0.420	0.444	2.286	0.699	(0.053)	0.293

0.482	0.511	2.361	0.792	0.048	0.360

(0.052)	(0.071)	(0.101)	(0.092)	(0.038)	(0.110)

(0.052)	(0.071)	(0.101)	(0.092)	(0.038)	(0.110)

$12.140	$11.710	$11.270	$9.010	$8.310	$8.300

4.14%	4.57%	26.46%	9.65%	0.55%	4.53%

$16,906	$16,950	$16,951	$16,479	$17,989	$20,844
1.58%	1.55%	1.55%	1.55%	1.55%	1.55%
1.82%	1.80%	1.82%	1.81%	1.88%	2.07%
1.06%	0.58%	0.75%	1.08%	1.12%	0.84%
0.82%	0.32%	0.48%	0.82%	0.79%	0.32%
10%	43%	27%	69%	40%	50%

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Amount is less than (0.01%).

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14		11/30/13	11/30/12	11/30/11	11/30/10

$11.480	$11.060		$8.850	$8.150	$8.170	$7.940

0.018	(0.020)		(0.001)	0.028	0.033	0.007
0.412	0.440		2.248	0.698	(0.053)	0.285

0.430	0.420		2.247	0.726	(0.020)	0.292

—	—		(0.037)	(0.026)	—	(0.062)

—	—		(0.037)	(0.026)	—	(0.062)

$11.910	$11.480		$11.060	$8.850	$8.150	$8.170

3.75%	3.80%		25.48%	8.94%	(0.24% )	3.70%

$ 5,265	$5,361		$5,882	$5,878	$6,745	$8,193
2.33%	2.30%		2.30%	2.30%	2.30%	2.30%
2.57%	2.55%		2.53%	2.51%	2.58%	2.77%
0.31%	(0.17%	)	0.00% [4]	0.33%	0.37%	0.09%
0.07%	(0.43%	)	(0.23% )	0.12%	0.09%	(0.38% )
10%	43%		27%	69%	40%	50%

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$11.770	$11.320	$9.050	$8.340	$8.340	$8.080

0.077	0.096	0.101	0.115	0.124	0.087
0.414	0.451	2.291	0.709	(0.066)	0.300

0.491	0.547	2.392	0.824	0.058	0.387

(0.081)	(0.097)	(0.122)	(0.114)	(0.058)	(0.127)

(0.081)	(0.097)	(0.122)	(0.114)	(0.058)	(0.127)

$12.180	$11.770	$11.320	$9.050	$8.340	$8.340

4.21%	4.88%	26.75%	10.03%	0.65%	4.86%

$ 2,422	$2,348	$2,112	$1,932	$1,685	$1,677
1.33%	1.30%	1.30%	1.30%	1.30%	1.30%
1.57%	1.55%	1.53%	1.51%	1.58%	1.77%
1.31%	0.83%	1.00%	1.33%	1.37%	1.09%
1.07%	0.57%	0.77%	1.12%	1.09%	0.62%
10%	43%	27%	69%	40%	50%

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/15[1]			Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$13.530	$14.260	$11.590	$10.710	$11.570	$11.400

0.125	0.272	0.169	0.164	0.211	0.136
0.652	(0.857)	2.654	0.909	(0.966)	0.266

0.777	(0.585)	2.823	1.073	(0.755)	0.402

(0.267)	(0.145)	(0.153)	(0.193)	(0.105)	(0.232)

(0.267)	(0.145)	(0.153)	(0.193)	(0.105)	(0.232)

$14.040	$13.530	$14.260	$11.590	$10.710	$11.570

5.92%	(4.13% )	24.64%	10.25%	(6.64% )	3.60%

$75,384	$74,118	$104,289	$93,440	$103,418	$130,865
1.44%	1.42%	1.45%	1.47%	1.59%	1.65%
1.44%	1.42%	1.51%	1.50%	1.59%	1.69%
1.85%	1.85%	1.31%	1.49%	1.70%	1.21%
1.85%	1.85%	1.25%	1.46%	1.70%	1.17%
7%	26%	30%	34%	42%	37%

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/15[1]	Year ended

(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$13.270	$13.990	$11.380	$10.510	$11.370	$11.220

0.073	0.158	0.071	0.083	0.122	0.056
0.650	(0.828)	2.612	0.896	(0.954)	0.261

0.723	(0.670)	2.683	0.979	(0.832)	0.317

(0.163)	(0.050)	(0.073)	(0.109)	(0.028)	(0.167)

(0.163)	(0.050)	(0.073)	(0.109)	(0.028)	(0.167)

$13.830	$13.270	$13.990	$11.380	$10.510	$11.370

5.56%	(4.80% )	23.60%	9.53%	(7.35% )	2.87%

$29,480	$28,609	$33,566	$30,510	$33,164	$43,620
2.19%	2.17%	2.20%	2.20%	2.29%	2.35%
2.19%	2.17%	2.22%	2.20%	2.29%	2.39%
1.10%	1.10%	0.56%	0.76%	1.00%	0.51%
1.10%	1.10%	0.54%	0.76%	1.00%	0.47%
7%	26%	30%	34%	42%	37%

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$13.470	$14.200	$11.540	$10.660	$11.520	$11.360

0.107	0.233	0.136	0.138	0.186	0.112
0.655	(0.851)	2.651	0.911	(0.965)	0.259

0.762	(0.618)	2.787	1.049	(0.779)	0.371

(0.232)	(0.112)	(0.127)	(0.169)	(0.081)	(0.211)

(0.232)	(0.112)	(0.127)	(0.169)	(0.081)	(0.211)

$14.000	$13.470	$14.200	$11.540	$10.660	$11.520

5.81%	(4.37% )	24.28%	10.13%	(6.85% )	3.32%

$ 1,816	$2,317	$2,898	$2,288	$2,321	$3,127
1.69%	1.67%	1.70%	1.70%	1.79%	1.85%
1.69%	1.67%	1.80%	1.80%	1.89%	1.99%
1.60%	1.60%	1.06%	1.26%	1.50%	1.01%
1.60%	1.60%	0.96%	1.16%	1.40%	0.87%
7%	26%	30%	34%	42%	37%

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 13.600	$14.330	$11.650	$10.770	$11.630	$11.450

0.142	0.300	0.203	0.194	0.250	0.170
0.660	(0.852)	2.659	0.916	(0.972)	0.270

0.802	(0.552)	2.862	1.110	(0.722)	0.440

(0.302)	(0.178)	(0.182)	(0.230)	(0.138)	(0.260)

(0.302)	(0.178)	(0.182)	(0.230)	(0.138)	(0.260)

$ 14.100	$13.600	$14.330	$11.650	$10.770	$11.630

6.10%	(3.88% )	24.91%	10.59%	(6.36% )	3.93%

$164,946	$181,828	$178,614	$107,817	$90,093	$136,765
1.19%	1.17%	1.20%	1.20%	1.29%	1.35%
1.19%	1.17%	1.22%	1.20%	1.29%	1.39%
2.10%	2.10%	1.56%	1.76%	2.00%	1.51%
2.10%	2.10%	1.54%	1.76%	2.00%	1.47%
7%	26%	30%	34%	42%	37%

Notes to financial statements

Delaware International Funds	May 31, 2015 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. As of May 31, 2015, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included in the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

Each Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2015, each Fund earned the following amounts under this agreement:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$565	$21	$88

During the six months ended May 31, 2015, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2015,

Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 0.85% of its average net assets.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse Delaware Global Value Fund and Delaware International Value Equity Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively nonroutine expenses) do not exceed specified percentages of average daily net assets of each Fund from Dec. 1, 2014 through May 31, 2015* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	None	1.30%	1.21%

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included in the “Statements of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2015, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$63,382	$576	$6,424

DIFSC is the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included in the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2015, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$277,877	$2,526	$28,161

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included in the “Statements of operations” under “Legal Fees.” For the six months ended May 31, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$41,600	$347	$3,958

For the six months ended May 31, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$27,128	$1,877	$3,072

For the six months ended May 31, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Class A	$ —	$41	$—
Class C	655	1	31

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

* The contractual period is from March 31, 2014 through March 30, 2016.

3. Investments

For the six months ended May 31, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Purchases	$231,835,525	$2,494,737	$18,029,657
Sales	437,217,651	3,151,338	50,801,722

Notes to financial statements

Delaware International Funds

3. Investments (continued)

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Cost of investments	$2,770,985,406	$21,300,184	$255,874,987

Aggregate unrealized appreciation	$479,882,708	$6,183,636	$67,780,213
Aggregate unrealized depreciation	(577,670,811)	(2,499,286)	(41,070,687)

Net unrealized appreciation (depreciation)	$(97,788,103)	$3,684,350	$26,709,526

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at Nov. 30, 2014 will expire as follows:

	Delaware Global Value Fund	Delaware International Value Equity Fund
Year of expiration
2016	$10,201,872	$62,141,156
2017	12,542,677	113,289,581
2019	—	8,738,476

Total	$22,744,549	$184,169,213

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At Nov. 30, 2014, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware International Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$78,980,288	$6,363,681	$—	$85,343,969
Bahrain	—	1,444,679	—	1,444,679
Brazil	306,857,044	—	—	306,857,044
Canada	391,210	—	—	391,210
Chile	18,965,358	—	—	18,965,358
China/Hong Kong	480,448,133	238,380,000	—	718,828,133
Cyprus	11,643,282	—	—	11,643,282
France	23,699,884	—	—	23,699,884
India	40,445,704	154,248,248	—	194,693,952
Malaysia	—	16,156,952	—	16,156,952
Mexico	177,274,509	—	—	177,274,509
Netherlands	1,570,975	—	—	1,570,975
Peru	13,440,000	—	—	13,440,000
Poland	1,010,522	20,804,045	—	21,814,567
Republic of Korea	129,806,430	412,984,134	—	542,790,564
Russia	99,208,835	69,241,935	—	168,450,770
South Africa	—	36,157,323	—	36,157,323
Taiwan	—	128,359,583	—	128,359,583
Thailand	6,186,240	12,388,298	—	18,574,538
Turkey	24,522,364	37,491,365	—	62,013,729
United Kingdom	1,821,660	—	—	1,821,660
United States	29,007,952	—	—	29,007,952
Preferred Stock[1]	39,921,199	39,912,071	—	79,833,270
Exchange-Traded Fund	14,063,400	—	—	14,063,400
Participation Notes	—	—	—	—

Total	$1,499,264,989	$1,173,932,314	$—	$2,673,197,303

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 50.01% and 49.99%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

	Delaware Global Value Fund
	Level 1	Level 2	Total
Common Stock
Australia	$—	$296,964	$296,964
Canada	1,420,192	—	1,420,192
France	—	1,504,419	1,504,419
Germany	—	435,707	435,707
Indonesia	—	275,242	275,242
Israel	739,230	—	739,230
Italy	—	594,380	594,380
Japan	—	3,339,957	3,339,957
Netherlands	—	834,290	834,290
Russia	244,764	—	244,764
Sweden	—	456,230	456,230
Switzerland	—	818,734	818,734
United Kingdom	—	1,852,246	1,852,246
United States	11,444,418	—	11,444,418
Short-Term Investments	—	56,275	56,275
Securities Lending Collateral	—	671,486	671,486

Total	$13,848,604	$11,135,930	$24,984,534

Foreign Currency Exchange Contracts	$—	$(522)	$(522)

Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Common Stock
Australia	$—	$3,530,714	$3,530,714
Canada	17,217,607	—	17,217,607
China/Hong Kong	—	15,611,477	15,611,477
Denmark	—	5,342,963	5,342,963
France	6,115,587	36,801,163	42,916,750
Germany	—	10,731,196	10,731,196
Indonesia	—	3,351,392	3,351,392
Israel	11,425,010	—	11,425,010
Italy	—	7,477,606	7,477,606
Japan	—	64,089,159	64,089,159
Netherlands	—	11,989,387	11,989,387
Norway	—	502,418	502,418
Russia	3,144,276	—	3,144,276
Sweden	—	14,226,158	14,226,158
Switzerland	—	19,003,034	19,003,034
United Kingdom	—	31,586,503	31,586,503
Short-Term Investments	—	8,507,115	8,507,115
Securities Lending Collateral	—	11,931,748	11,931,748

Total	$37,902,480	$244,682,033	$282,584,513

The securities that have been deemed worthless on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at May 31, 2015, a portion of the common stock of Delaware Emerging Markets Fund and Delaware Global Value Fund, and a majority of the common stock of Delaware International Value Equity Fund, was classified as Level 2.

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

At May 31, 2015, Delaware Global Value Fund and Delaware International Value Equity Fund had no Level 3 investments.

Notes to financial statements

Delaware International Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware Global Value Fund		Delaware International Value Equity Fund
	Six months ended 5/31/15	Year ended 11/30/14	Six months ended 5/31/15	Year ended 11/30/14	Six months ended 5/31/15	Year ended 11/30/14
Shares sold:
Class A	3,938,164	14,505,685	63,206	194,985	407,571	1,055,634
Class B	—	355	—	31	—	79
Class C	1,166,123	3,815,185	47,045	43,147	193,902	173,347
Class R	728,569	754,384	—	—	11,775	23,034
Institutional Class	28,957,859	79,899,892	14,121	50,382	1,674,280	5,094,493

Shares issued upon reinvestment of dividends and distributions:
Class A	639,662	215,559	6,136	9,148	109,477	74,353
Class B	—	70	—	—	—	501
Class C	314,905	8,995	—	—	26,523	8,470
Class R	23,453	1,668	—	—	3,076	1,675
Institutional Class	3,328,262	725,120	1,207	1,468	307,104	157,110
	39,096,997	99,926,913	131,715	299,161	2,733,708	6,588,696

Shares redeemed:
Class A	(6,240,367)	(19,101,339)	(123,583)	(261,755)	(625,982)	(2,968,656)
Class B	—	(131,085)	—	(107,762)	—	(142,571)
Class C	(1,894,791)	(2,496,978)	(71,842)	(108,186)	(244,226)	(425,165)
Class R	(177,464)	(204,237)	—	—	(57,079)	(56,904)
Institutional Class	(44,251,081)	(49,342,853)	(15,921)	(39,041)	(3,647,757)	(4,352,143)
	(52,563,703)	(71,276,492)	(211,346)	(516,744)	(4,575,044)	(7,945,439)
Net increase (decrease)	(13,466,706)	28,650,421	(79,631)	(217,583)	(1,841,336)	(1,356,743)

For the year ended Nov. 30, 2014, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Class B Shares	Class A Shares	Value
Delaware Emerging Markets Fund	33,015	31,318	$521,580
Delaware Global Value Fund	31,991	31,514	366,688
Delaware International Value Equity Fund	46,482	45,935	647,640

For each Fund, certain shareholders may exchange shares of one class of shares for shares of another class in the same Fund. For the six months ended May 31, 2015 and the year ended Nov. 30, 2014, exchange transactions were as follows:

	Six months ended 5/31/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Emerging Markets Fund	12,709	2,947	7,274	7,321	15,386	$331,536
Delaware International Value Equity Fund	—	136	—	—	134	1,856

	Year ended 11/30/14
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Emerging Markets Fund	1,347,933	5,305	1,478	1,490	1,343,519	$23,106,103
Delaware International Value Equity Fund	1,514	22,900	—	—	23,877	326,209

These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” For the six months ended May 31, 2015 and the year ended Nov. 30, 2014, Delaware Global Value Fund had no exchange transactions.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the

Notes to financial statements

Delaware International Funds

5. Line of Credit (continued)

agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of May 31, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2015, Delaware Emerging Markets Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware Global Value Fund and Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the U.S. dollar value of a security between the trade date and settlement date.

At May 31, 2015, the Funds had foreign currency risk, which is disclosed in the “Statements of assets and liabilities” and “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2015.

	Long Derivatives Volume
	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average cost)	$955,118	$17,374	$188,422

	Short Derivatives Volume
	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average cost)	$1,096,661	$5,658	$393,757

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statements of assets and liabilities.”

Notes to financial statements

Delaware International Funds

7. Offsetting (continued)

At May 31, 2015, Delaware Emerging Markets Fund had no assets and liabilities subject to offsetting provisions. Delaware Global Value Fund and Delaware International Value Equity Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Global Value Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$40	$(562)	$(522)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$(522)	$—	$—	$—	$—	$(522)

	Delaware International Value Equity Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,482,611	$(2,482,611)	$—	$—
Bank of Montreal	2,068,843	(2,068,843)	—	—
BNP Paribas	2,451,546	(2,451,546)	—	—

Total	$7,003,000	$(7,003,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent and the borrower. Each Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, each Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

At May 31, 2015, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Values of securities on loan	$—	$1,284,565	$10,846,386
Value of non-cash collateral	—	679,827	—
Values of invested collateral	—	671,486	11,931,748

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Funds’ financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware International Funds

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Global & International Funds (the “Trust”), on behalf of Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015, reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for Delaware International Value Equity Fund, and reconvened to April 21, 2015, May 12, 2015, and June 2, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Global Value Fund, the shareholders of the Trust/the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for each Fund; (iii) to revise the fundamental investment restriction relating to lending for each Fund; and (iv)(a) to revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) to revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) to revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders1:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	%of Outstanding Shares	%of Shares Voted	Shares Withheld	%of Outstanding Shares	%of Shares Voted
Thomas L. Bennett	147,810,023.197	68.228%	99.242%	1,128,719.498	0.521%	0.758%
Ann D. Borowiec	147,952,750.132	68.294%	99.338%	985,992.563	0.455%	0.662%
Joseph W. Chow	147,819,998.244	68.233%	99.249%	1,118,744.451	0.516%	0.751%
Patrick P. Coyne	147,599,862.362	68.131%	99.101%	1,338,880.333	0.618%	0.899%
John A. Fry	147,793,212.376	68.221%	99.231%	1,145,530.319	0.529%	0.769%
Lucinda S. Landreth	147,939,125.569	68.288%	99.329%	999,617.126	0.461%	0.671%
Frances A. Sevilla-Sacasa	147,842,430.205	68.243%	99.264%	1,096,312.490	0.506%	0.736%
Thomas K. Whitford	147,815,091.187	68.231%	99.246%	1,123,651.508	0.519%	0.754%
Janet L. Yeomans	147,941,353.199	68.289%	99.330%	997,389.496	0.460%	0.670%
J. Richard Zecher	147,777,473.852	68.213%	99.220%	1,161,268.843	0.536%	0.780%

1The results shown below reflect the results of the Funds covered by this report only and the Trust as a whole.

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Emerging Markets Fund

Shares voted for	103,115,698.013
Percentage of outstanding shares	55.265%
Percentage of shares voted	77.675%
Shares voted against	1,479,074.399
Percentage of outstanding shares	0.793%
Percentage of shares voted	1.114%
Shares abstained	760,526.756
Percentage of outstanding shares	0.408%
Percentage of shares voted	0.573%
Broker non-votes	27,397,323.801

Delaware Global Value Fund

Shares voted for	927,210.687
Percentage of outstanding shares	43.462%
Percentage of shares voted	67.713%
Shares voted against	54,399.697
Percentage of outstanding shares	2.550%
Percentage of shares voted	3.973%
Shares abstained	78,987.513
Percentage of outstanding shares	3.702%
Percentage of shares voted	5.768%
Broker non-votes	308,719.000

Delaware International Value Equity Fund

Shares voted for	8,607,507.017
Percentage of outstanding shares	40.455%
Percentage of shares voted	80.501%
Shares voted against	202,312.983
Percentage of outstanding shares	0.951%
Percentage of shares voted	1.892%
Shares abstained	232,456.783
Percentage of outstanding shares	1.093%
Percentage of shares voted	2.174%
Broker non-votes	1,650,153.100

Other Fund information (Unaudited)

Delaware International Funds

Proxy Results (continued)

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Emerging Markets Fund

Shares voted for	103,699,959.042
Percentage of outstanding shares	55.578%
Percentage of shares voted	78.115%
Shares voted against	982,305.497
Percentage of outstanding shares	0.526%
Percentage of shares voted	0.740%
Shares abstained	673,049.629
Percentage of outstanding shares	0.361%
Percentage of shares voted	0.507%
Broker non-votes	27,397,308.801

Delaware Global Value Fund

Shares voted for	949,610.014
Percentage of outstanding shares	44.512%
Percentage of shares voted	69.349%
Shares voted against	37,293.039
Percentage of outstanding shares	1.748%
Percentage of shares voted	2.723%
Shares abstained	73,691.844
Percentage of outstanding shares	3.454%
Percentage of shares voted	5.382%
Broker non-votes	308,722.000

Delaware International Value Equity Fund

Shares voted for	8,549,562.195
Percentage of outstanding shares	40.183%
Percentage of shares voted	79.959%
Shares voted against	206,940.273
Percentage of outstanding shares	0.973%
Percentage of shares voted	1.935%
Shares abstained	285,772.315
Percentage of outstanding shares	1.343%
Percentage of shares voted	2.673%
Broker non-votes	1,650,155.100

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Global & International Funds

Shares voted for	114,554,047.875
Percentage of outstanding shares	52.878%
Percentage of shares voted	76.914%
Shares voted against	800,826.409
Percentage of outstanding shares	0.370%
Percentage of shares voted	0.538%
Shares abstained	1,722,713.610
Percentage of outstanding shares	0.795%
Percentage of shares voted	1.157%
Broker non-votes	31,861,154.801

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Global & International Funds

Shares voted for	114,527,411.044
Percentage of outstanding shares	52.865%
Percentage of shares voted	76.896%
Shares voted against	784,362.413
Percentage of outstanding shares	0.362%
Percentage of shares voted	0.527%
Shares abstained	1,765,805.437
Percentage of outstanding shares	0.815%
Percentage of shares voted	1.186%
Broker non-votes	31,861,163.801

Other Fund information (Unaudited)

Delaware International Funds

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Global & International Funds

Shares voted for	114,692,032.809
Percentage of outstanding shares	52.941%
Percentage of shares voted	77.006%
Shares voted against	651,175.193
Percentage of outstanding shares	0.301%
Percentage of shares voted	0.437%
Shares abstained	1,734,379.892
Percentage of outstanding shares	0.801%
Percentage of shares voted	1.164%
Broker non-votes	31,861,154.801

About the organization

Board of trustees
Thomas L. Bennett	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Delaware Investment®	President	Officer	PNC Financial Services Group
Family of Funds	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Private Investor Rosemont, PA Ann D. Borowiec	Brookline, MA John A. Fry President	New York, NY Frances A. Sevilla-Sacasa	Janet L. Yeomans Former Vice President and Treasurer
Former Chief Executive	Drexel University	Chief Executive Officer	3M Corporation
Officer	Philadelphia, PA	Banco Itaú	St. Paul, MN
Private Wealth Management		International
J.P. Morgan Chase & Co.		Miami, FL
New York, NY

Affiliated officers
Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Global / international equity mutual fund

Delaware Focus Global Growth Fund

May 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Focus Global Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2014 to May 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2014 to May 31, 2015 (Unaudited)

Delaware Focus Global Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Annualized Expense Ratio	Expenses Paid During Period 12/1/14 to 5/31/15*
Actual Fund return†
Class A	$1,000.00	$1,028.30	1.43%	$7.23
Class C	1,000.00	1,024.70	2.18%	11.00
Class R	1,000.00	1,027.10	1.68%	8.49
Institutional Class	1,000.00	1,029.50	1.18%	5.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.43%	$7.19
Class C	1,000.00	1,014.06	2.18%	10.95
Class R	1,000.00	1,016.55	1.68%	8.45
Institutional Class	1,000.00	1,019.05	1.18%	5.94

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations

Delaware Focus Global Growth Fund	As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	99.84%
Brazil	1.47%
China/Hong Kong	2.95%
Denmark	3.66%
Finland	1.16%
France	2.26%
India	2.20%
Ireland	3.33%
Japan	5.24%
Mexico	1.88%
Netherlands	5.41%
Spain	4.62%
Taiwan	2.56%
United Kingdom	5.13%
United States	57.97%
Short-Term Investments	1.23%
Total Value of Securities	101.07%
Liabilities Net of Receivables and Other Assets	(1.07%)
Total Net Assets	100.00%

3

Security type / country and sector allocations

Delaware Focus Global Growth Fund

Common stock by sector²	Percentage of net assets
Consumer Discretionary	17.79%
Consumer Staples	2.06%
Energy	4.18%
Financials	2.85%
Healthcare	17.89%
Industrials	10.81%
Information Technology*	44.26%
Total	99.84%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries” —in this case, commercial services, computers, diversified financial services, Internet, machinery, semiconductors, and software. As of May 31, 2015, such amounts, as a percentage of total net assets, were 3.23%, 2.65%, 3.12%, 14.33%, 3.41%, 10.56%, and 6.96%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

4

Schedule of investments

Delaware Focus Global Growth Fund	May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.84%Δ

Brazil – 1.47%
Localiza Rent a Car	202,075	$2,025,886

		2,025,886

China/Hong Kong – 2.95%
Baidu ADR †	20,575	4,061,505

		4,061,505

Denmark – 3.66%
Novo Nordisk Class B	88,837	5,040,311

		5,040,311

Finland – 1.16%
Kone Class B	38,092	1,598,707

		1,598,707

France – 2.26%
Edenred	123,243	3,111,125

		3,111,125

India – 2.20%
Zee Entertainment Enterprises	596,158	3,023,287

		3,023,287

Ireland – 3.33%
Experian	240,357	4,590,246

		4,590,246

Japan – 5.24%
Kakaku.com	185,626	2,880,772
Start Today	161,500	4,336,643

		7,217,415

Mexico – 1.88%
Grupo Televisa ADR	68,367	2,587,691

		2,587,691

Netherlands – 5.41%
Core Laboratories	27,070	3,180,184
NXP Semiconductor †	38,000	4,265,500

		7,445,684

Spain – 4.62%
Amadeus IT Holding	81,299	3,698,926
Grifols	66,687	2,660,568

		6,359,494

Taiwan – 2.56%
Taiwan Semiconductor Manufacturing ADR	145,025	3,521,207

		3,521,207

United Kingdom – 5.13%
InterContinental Hotels Group	83,396	3,498,776

5

Schedule of investments

Delaware Focus Global Growth Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United Kingdom (continued)
Intertek Group	92,993	$3,561,446

		7,060,222

United States – 57.97%
Actavis †	14,123	4,333,078
Biogen †	8,975	3,562,985
Celgene †	51,275	5,867,911
Discovery Communications Class C †	89,450	2,812,755
eBay †	83,700	5,135,832
EOG Resources	28,975	2,569,793
Equinix	13,975	3,746,278
Google Class A †	3,623	1,975,694
Google Class C †	3,632	1,932,624
Intercontinental Exchange	16,585	3,926,996
Intuit	27,600	2,874,540
MasterCard Class A	48,150	4,442,319
Microsoft	64,100	3,003,726
Priceline Group †	2,291	2,685,144
QUALCOMM	96,850	6,748,508
TripAdvisor †	47,375	3,612,818
Valeant Pharmaceuticals International †	13,225	3,157,733
VeriFone Systems †	95,700	3,652,869
Visa Class A	62,530	4,294,560
Walgreens Boots Alliance	33,100	2,841,304
Wynn Resorts	19,250	1,938,283
Zebra Technologies †	42,868	4,700,048

		79,815,798

Total Common Stock (cost $117,187,285)		137,458,578

	Principal amount°

Short-Term Investments – 1.23%

Discount Notes – 0.62%≠
Federal Home Loan Bank
0.05% 6/1/15	194,056	194,056
0.065% 6/5/15	85,917	85,917
0.075% 6/4/15	127,034	127,034
0.075% 6/29/15	127,034	127,033
0.08% 7/17/15	34,606	34,605
0.08% 7/22/15	46,142	46,140
0.095% 7/14/15	241,365	241,356

		856,141

6

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 0.61%
Bank of America Merrill Lynch 0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $299,559 (collateralized by U.S. government obligations 0.50%-1.375% 7/31/16-2/29/20; market value $305,549)	299,558	$299,558
Bank of Montreal 0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $249,634 (collateralized by U.S. government obligations 0.00%-9.125% 11/12/15-5/15/45; market value $254,625)	249,632	249,632
BNP Paribas 0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $295,812 (collateralized by U.S. government obligations 0.00%-8.75% 7/23/15-5/15/45; market value $301,726)	295,810	295,810

		845,000

Total Short-Term Investments (cost $1,701,109)		1,701,141

Total Value of Securities – 101.07% (cost $118,888,394)		$139,159,719

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at May 31, 20151:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	(250,941)	USD	274,367	6/1/15	$(1,277)
BNYM	EUR	(299,679)	USD	328,988	6/2/15	(197)

						$(1,474)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

7

Schedule of investments

Delaware Focus Global Growth Fund

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

EUR – European Monetary Unit

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities

Delaware Focus Global Growth Fund	May 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$137,458,578
Short-term investments, at value[2]	1,701,141
Foreign currencies, at value[3]	177,273
Receivable for securities sold	604,802
Dividends and interest receivable	343,541
Receivable for fund shares sold	107,911

Total assets	140,393,246

Liabilities:
Cash overdraft	43,715
Payable for securities purchased	2,456,122
Payable for fund shares redeemed	29,879
Investment management fees payable	99,732
Other accrued expenses	56,689
Distribution fees payable to affiliates	11,326
Other affiliates payable	10,736
Trustees’ fees and expenses payable	960
Unrealized depreciation on foreign currency exchange contracts	1,474
Deferred foreign taxes payable	1,783

Total liabilities	2,712,416

Total Net Assets	$137,680,830

Net Assets Consist of:
Paid-in capital	$112,953,779
Distributions in excess of net investment income	(48,756)
Undistributed net realized gain on investments	4,514,247
Net unrealized appreciation of investments, foreign currencies and derivatives	20,261,560

Total Net Assets	$137,680,830

9

Statement of assets and liabilities

Delaware Focus Global Growth Fund

Net Asset Value
Class A:
Net assets	$29,376,081
Shares of beneficial interest outstanding, unlimited authorization, no par	1,429,484
Net asset value per share	$20.55
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 — sales charge)	$21.80

Class C:
Net assets	$5,836,745
Shares of beneficial interest outstanding, unlimited authorization, no par	292,638
Net asset value per share	$19.95

Class R:
Net assets	$104,378
Shares of beneficial interest outstanding, unlimited authorization, no par	5,127
Net asset value per share	$20.36

Institutional Class:
Net assets	$102,363,626
Shares of beneficial interest outstanding, unlimited authorization, no par	4,941,372
Net asset value per share	$20.72

[1]Investments, at cost	$117,187,285
[2]Short-term investments, at cost	1,701,109
[3]Foreign currencies, at cost	173,496

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations

Delaware Focus Global Growth Fund	Six months ended May 31, 2015 (Unaudited)

Investment Income:
Dividends	$865,150
Interest	405
Foreign tax withheld	(56,330)

809,225

Expenses:
Management fees	565,586
Distribution expenses — Class A	35,955
Distribution expenses — Class C	28,961
Distribution expenses — Class R	322
Dividend disbursing and transfer agent fees and expenses	82,352
Reports and statements to shareholders	32,973
Registration fees	28,360
Accounting and administration expenses	21,183
Audit and tax	20,072
Custodian fees	15,025
Legal fees	7,313
Trustees’ fees and expenses	3,204
Other	7,365

848,671
Less expense paid indirectly	(17)

Total operating expenses	848,654

Net Investment Loss	(39,429)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	6,692,580
Foreign currencies	(89,921)
Foreign currency exchange contracts	47,703

Net realized gain	6,650,362

Net change in unrealized appreciation (depreciation) of:
Investments*	(2,640,918)
Foreign currencies	7,510
Foreign currency exchange contracts	(1,474)

Net change in unrealized appreciation (depreciation)	(2,634,882)

Net Realized and Unrealized Gain	4,015,480

Net Increase in Net Assets Resulting from Operations	$3,976,051

*Includes $1,783 capital gain taxes accrued and $59,159 capital gain taxes paid.

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Focus Global Growth Fund

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(39,429)	$812,243
Net realized gain (loss)	6,650,362	(2,025,646)
Net change in unrealized appreciation (depreciation)	(2,634,882)	8,910,775

Net increase in net assets resulting from operations	3,976,051	7,697,372

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(109,682)	—
Class R	(216)	—
Institutional Class	(605,036)	(32,036)

Net realized gain:
Class A	—	(800,031)
Class C	—	(101,315)
Class R	—	(2,208)
Institutional Class	—	(739,112)

	(714,934)	(1,674,702)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,785,937	9,557,913
Class C	835,393	1,087,420
Class R	17,055	12,901
Institutional Class	10,293,898	74,279,425

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	101,162	762,901
Class C	—	100,191
Class R	216	2,207
Institutional Class	605,036	723,359

	14,638,697	86,526,317

12

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,802,427)	$(29,973,057)
Class C	(898,285)	(1,504,151)
Class R	(56,839)	(8,561)
Institutional Class	(9,745,729)	(15,142,014)

	(13,503,280)	(46,627,783)

Increase in net assets derived from capital share transactions	1,135,417	39,898,534

Net Increase in Net Assets	4,396,534	45,921,204

Net Assets:
Beginning of period	133,284,296	87,363,092

End of period	$137,680,830	$133,284,296

Undistributed (distributions in excess of) net investment income	$(48,756)	$705,607

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Focus Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 20.060	$19.180	$ 15.900	$ 13.880	$ 13.720	$ 12.470

(0.021)	0.104	0.031	(0.002)	—	0.025
0.587	1.099	3.249	2.133	0.594	2.422

0.566	1.203	3.280	2.131	0.594	2.447

(0.076)	—	—	—	(0.028)	(0.027)
—	(0.323)	—	(0.111)	(0.406)	(1.170)

(0.076)	(0.323)	—	(0.111)	(0.434)	(1.197)

$ 20.550	$20.060	$ 19.180	$ 15.900	$ 13.880	$ 13.720

2.83%	6.37%	20.63%	15.49%	4.28%	21.31%

$ 29,376	$28,583	$ 46,830	$ 16,753	$ 8,244	$ 2,413
1.43%	1.40%	1.51%	1.55%	1.51%	1.20%
1.43%	1.40%	1.55%	1.76%	2.78%	2.04%
(0.21%)	0.54%	0.18%	(0.02%)	0.00%	0.20%
(0.21%)	0.54%	0.14%	(0.23%)	(1.27%)	(0.64%)
29%	26%	36%	37%	18%	30%

15

Financial highlights

Delaware Focus Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/15[1]	Year ended			12/29/10[2] to
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11

$ 19.470	$ 18.760	$ 15.670	$ 13.780	$ 14.120

(0.093)	(0.039)	(0.097)	(0.113)	(0.108)
0.573	1.072	3.187	2.114	(0.232)

0.480	1.033	3.090	2.001	(0.340)

—	(0.323)	—	(0.111)	—
—	(0.323)	—	(0.111)	—

$ 19.950	$ 19.470	$ 18.760	$ 15.670	$ 13.780

2.47%	5.59%	19.72%	14.66%	(2.41%)

$ 5,837	$ 5,759	$ 5,863	$ 1,594	$ 68
2.18%	2.15%	2.26%	2.30%	2.30%
2.18%	2.15%	2.26%	2.46%	3.52%
(0.96%)	(0.21%)	(0.57%)	(0.77%)	(0.85%)
(0.96%)	(0.21%)	(0.57%)	(0.93%)	(2.07%)
29%	26%	36%	37%	18%[5]

17

Financial highlights

Delaware Focus Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/15[1]	Year ended			12/29/10[2] to
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11

$ 19.850	$19.030	$ 15.810	$ 13.840	$ 14.120

(0.046)	0.056	(0.013)	(0.040)	(0.043)
0.584	1.087	3.233	2.121	(0.237)

0.538	1.143	3.220	2.081	(0.280)

(0.028)	—	—	—	—
—	(0.323)	—	(0.111)	—
(0.028)	(0.323)	—	(0.111)	—

$ 20.360	$19.850	$ 19.030	$ 15.810	$ 13.840

2.71%	6.10%	20.37%	15.17%	(1.98%)

$ 104	$ 141	$ 129	$ 61	$ 5
1.68%	1.65%	1.76%	1.80%	1.80%
1.68%	1.65%	1.84%	2.06%	3.12%
(0.46%)	0.29%	(0.07%)	(0.27%)	(0.35%)
(0.46%)	0.29%	(0.15%)	(0.53%)	(1.67%)
29%	26%	36%	37%	18%[5]

19

Financial highlights

Delaware Focus Global Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/15[1]	Year ended
(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10

$ 20.250	$19.320	$ 15.970	$ 13.910	$ 13.720	$ 12.470

0.004	0.154	0.075	0.035	0.038	0.025
0.590	1.113	3.275	2.136	0.586	2.422

0.594	1.267	3.350	2.171	0.624	2.447

(0.124)	(0.014)	—	—	(0.028)	(0.027)
—	(0.323)	—	(0.111)	(0.406)	(1.170)

(0.124)	(0.337)	—	(0.111)	(0.434)	(1.197)

$ 20.720	$20.250	$ 19.320	$ 15.970	$ 13.910	$ 13.720

2.95%	6.66%	20.98%	15.75%	4.51%	21.31%

$102,364	$98,801	$ 34,541	$ 11,699	$ 7,336	$ 4,781
1.18%	1.15%	1.26%	1.30%	1.28%	1.20%
1.18%	1.15%	1.26%	1.46%	2.47%	1.74%
0.04%	0.79%	0.43%	0.23%	0.27%	0.20%
0.04%	0.79%	0.43%	0.07%	(0.92%)	(0.34%)
29%	26%	36%	37%	18%	30%

21

Notes to financial statements

Delaware Focus Global Growth Fund	May 31, 2015 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the

22

course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  –  The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

Foreign Currency Transactions  –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  –  The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

23

Notes to financial statements

Delaware Focus Global Growth Fund

1. Significant Accounting Policies (continued)

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized and unrealized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2015, the Fund earned $17 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations

24

(collectively, nonroutine expenses)) do not exceed 1.30% of the Fund’s average daily net assets from Dec. 1, 2014 through May 31, 2015.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver may only be terminated by agreement of DMC and the Fund.

*The contractual waiver period is from March 28, 2014 through March 30, 2016.

Jackson Square Partners, LLC (JSP) furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.425% of the first $500 million; 0.40% of the next $500 million; 0.375% of the next $1.5 billion; and 0.35% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $3,145 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2015, the amount charged by DIFSC was $13,783. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2015,

25

Notes to financial statements

Delaware Focus Global Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

the Fund was charged $1,928 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2015, DDLP earned $22,015 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2015, DDLP received gross CDSC commissions of $2 and $10 on redemptions of the Fund’s Class A and Class C shares, respectively. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$38,936,467
Sales	37,661,769

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$118,888,394

Aggregate unrealized appreciation	$27,615,311
Aggregate unrealized depreciation	(7,343,986)

Net unrealized appreciation	$20,271,325

On Dec. 22, 2010 the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,747,459	$196,207

26

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements

Delaware Focus Global Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Common Stock
Brazil	$2,025,886	$—	$2,025,886
China/Hong Kong	4,061,505	—	4,061,505
Denmark	—	5,040,311	5,040,311
Finland	—	1,598,707	1,598,707
France	—	3,111,125	3,111,125
India	—	3,023,287	3,023,287
Ireland	—	4,590,246	4,590,246
Japan	—	7,217,415	7,217,415
Mexico	2,587,691	—	2,587,691
Netherlands	7,445,684	—	7,445,684
Spain	—	6,359,494	6,359,494
Taiwan	3,521,207	—	3,521,207
United Kingdom	—	7,060,222	7,060,222
United States	79,815,798	—	79,815,798
Short-Term Investments	—	1,701,141	1,701,141

Total	$99,457,771	$39,701,948	$139,159,719

Foreign Currency Exchange Contracts	$—	$(1,474)	$(1,474)

As a result of utilizing international fair value pricing at May 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

28

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/15	11/30/14
Shares sold:
Class A	140,130	497,763
Class C	43,114	58,084
Class R	865	675
Institutional Class	516,333	3,830,005

Shares issued upon reinvestment of dividends and distributions:
Class A	5,071	40,174
Class C	—	5,398
Class R	11	117
Institutional Class	30,131	37,832
	735,655	4,470,048
Shares redeemed:
Class A	(140,530)	(1,554,687)
Class C	(46,284)	(80,131)
Class R	(2,853)	(469)
Institutional Class	(485,315)	(775,428)
	(674,982)	(2,410,715)
Net increase	60,673	2,059,333

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of May 31, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

29

Notes to financial statements

Delaware Focus Global Growth Fund

6. Derivatives (continued)

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2015, the Fund held foreign currency exchange contracts which are reflected on the “Statement of operations” under “Net realized gain on foreign currency exchange contracts.”

During the six months ended May 31, 2015, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2015.

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	59,144	USD	83,365

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities

30

borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(1,474)	$(1,474)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$(1,474)	$—	$—	$—	$—	$(1,474)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$299,558	$(299,558)	$—	$—
Bank of Montreal	249,632	(249,632)	—	—
BNP Paribas	295,810	(295,810)	—	—
Total	$845,000	$(845,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

31

Notes to financial statements

Delaware Focus Global Growth Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a

32

time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2015, there were no Rule 144A securities held by the Fund, and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Fund’s financial statements.

33

Notes to financial statements

Delaware Focus Global Growth Fund

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

34

Other Fund information (Unaudited)

Delaware Focus Global Growth Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Global & International Funds (the “Trust”), on behalf of Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a “Fund” and together, the “Funds”), held on March 31, 2015 and reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for Delaware International Value Equity Fund, the shareholders of the Trust/the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, and Delaware International Value Equity Fund; (iii) revise the fundamental investment restriction relating to lending for Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, and Delaware International Value Equity Fund; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders1:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Funds of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	147,810,023.197	68.228%	99.242%	1,128,719.498	0.521%	0.758%
Ann D. Borowiec	147,952,750.132	68.294%	99.338%	985,992.563	0.455%	0.662%
Joseph W. Chow	147,819,998.244	68.233%	99.249%	1,118,744.451	0.516%	0.751%
Patrick P. Coyne	147,599,862.362	68.131%	99.101%	1,338,880.333	0.618%	0.899%
John A. Fry	147,793,212.376	68.221%	99.231%	1,145,530.319	0.529%	0.769%
Lucinda S. Landreth	147,939,125.569	68.288%	99.329%	999,617.126	0.461%	0.671%
Frances A. Sevilla-Sacasa	147,842,430.205	68.243%	99.264%	1,096,312.490	0.506%	0.736%
Thomas K. Whitford	147,815,091.187	68.231%	99.246%	1,123,651.508	0.519%	0.754%
Janet L. Yeomans	147,941,353.199	68.289%	99.330%	997,389.496	0.460%	0.670%
J. Richard Zecher	147,777,473.852	68.213%	99.220%	1,161,268.843	0.536%	0.780%

1Because this report reflects only to the Delaware Focus Global Growth Fund, results are shown only for the Fund and for the Trust as a whole.

35

Other Fund information (Unaudited)

Delaware Focus Global Growth Fund

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Focus Global Growth Fund

Shares voted for	3,486,787.690
Percentage of outstanding shares	52.467%
Percentage of shares voted	60.158%
Shares voted against	83,628.182
Percentage of outstanding shares	1.258%
Percentage of shares voted	1.443%
Shares abstained	16,562.844
Percentage of outstanding shares	0.249%
Percentage of shares voted	0.286%
Broker non-votes	2,209,079.000

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Focus Global Growth Fund

Shares voted for	3,537,109.203
Percentage of outstanding shares	53.224%
Percentage of shares voted	61.026%
Shares voted against	42,276.365
Percentage of outstanding shares	0.636%
Percentage of shares voted	0.729%
Shares abstained	7,593.148
Percentage of outstanding shares	0.114%
Percentage of shares voted	0.131%
Broker non-votes	2,209,079.000

36

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Global & International Funds

Shares voted for	114,554,047.875
Percentage of outstanding shares	52.878%
Percentage of shares voted	76.914%
Shares voted against	800,826.409
Percentage of outstanding shares	0.370%
Percentage of shares voted	0.538%
Shares abstained	1,722,713.610
Percentage of outstanding shares	0.795%
Percentage of shares voted	1.157%
Broker non-votes	31,861,154.801

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Global & International Funds

Shares voted for	114,527,411.044
Percentage of outstanding shares	52.865%
Percentage of shares voted	76.896%
Shares voted against	784,362.413
Percentage of outstanding shares	0.362%
Percentage of shares voted	0.527%
Shares abstained	1,765,805.437
Percentage of outstanding shares	0.815%
Percentage of shares voted	1.186%
Broker non-votes	31,861,163.801

37

Other Fund information (Unaudited)

Delaware Focus Global Growth Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Global & International Funds

Shares voted for	114,692,032.809
Percentage of outstanding shares	52.941%
Percentage of shares voted	77.006%
Shares voted against	651,175.193
Percentage of outstanding shares	0.301%
Percentage of shares voted	0.437%
Shares abstained	1,734,379.892
Percentage of outstanding shares	0.801%
Percentage of shares voted	1.164%
Broker non-votes	31,861,154.801

38

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments ®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN
Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

39

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

 Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2015